Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets
The other assets consist of the following:

	As of December 31,
	2019	2020
Prepayment and other current assets
Subscription fees receivables due from distribution channels and online commerce platform partners for unconsumed courses	20,597	9,587
Gift goods to be used in promotion and incentive programs	4,775	9,346
Payment for digital contents (b)	4,921	6,621
Receivables from payment- processing- service providers	6,335	5,255
Prepaid insurance fees	4,938	5,099
Prepaid advertising fees	5,788	4,551
Value-added tax receivable	17,405	3,797
Prepayments of service fees	3,216	3,060
Loans and advance to employees (a)	4,437	2,899
Prepayment of software license fee	2,278	2,500
Rental deposits refundable within one year	1,878	2,009
Printing course materials	—	1,906
Prepaid rental fee	1,291	72
Prepayment for share repurchase program (Note 15)	6,711	—
Others	2,217	1,570

Total repayment and other current assets	86,787	58,272

Non-current
Long-term rental deposits	8,447	4,643
Prepayment for courses copyright	—	1,223

Total non-current	8,447	5,866

(a)
As of December 31, 2020,
l
oans and advance to employees consists of 1) loans to the employees of RMB 2,175

(US$333) for the payment of individual income tax for the granted options. These loans are interest free and will be repaid upon the options are exercised; 2) advance to employees of RMB 122

(US$19) for future travel and other business related purpose; and 3) receivables from employees for the option exercised price of RMB 602 (US$92).

(b)
Payment for digital contents represent the payment to a publisher for the access to digital books of which the control has been obtained. The respective content costs will be realized into cost of revenue along with the revenue recognition of the subscription to the courses
.